Related Party Transactions - Common shares held by Supervisory Board members (Detail) - Supervisory Board [Member] - shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	49,221	49,221
Robert W Dineen [member]
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	10,000	10,000
Ben J. Noteboom (as of May 20, 2015) [member]
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	23,500	23,500
Ben Van Der Veer [member]
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	1,450	1,450
Dirk P M Verbeek [member]
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	1,011	1,011
Dona D Young [member]
Disclosure of key management personnel compensation [Line Items]
Common shares held by Supervisory Board members	13,260	13,260